Loans, Impaired Loans and Allowance for Credit Losses - Loans Past Due But Not Impaired (Detail) - CAD ($) $ in Millions		Jan. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross		$ 773,162	$ 767,365
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross		358,791	350,941
Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross		106,635	106,379
Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross		17,548	17,374
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross		290,188	292,671
Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	4,304	4,178
Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	2,220	2,136
Financial assets past due but not impaired [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	1,021	990
Financial assets past due but not impaired [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	859	812
Financial assets past due but not impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	204	240
31 - 60 days [member] | Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	2,572	2,499
31 - 60 days [member] | Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	1,505	1,418
31 - 60 days [member] | Financial assets past due but not impaired [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	661	647
31 - 60 days [member] | Financial assets past due but not impaired [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	256	242
31 - 60 days [member] | Financial assets past due but not impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	150	192
61 - 90 days [member] | Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	1,316	1,281
61 - 90 days [member] | Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	715	718
61 - 90 days [member] | Financial assets past due but not impaired [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	360	343
61 - 90 days [member] | Financial assets past due but not impaired [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	187	172
61 - 90 days [member] | Financial assets past due but not impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	54	48
91 days and greater [member] | Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1],[2]	416	398
91 days and greater [member] | Financial assets past due but not impaired [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1],[2]	$ 416	$ 398

[1]	Loans past due 30 days or less are not presented in this analysis as they are not administratively considered past due.
[2]	All loans that are over 90 days past due are considered impaired with the exception of credit card receivables which are considered impaired when 180 days past due.